Financial Instruments - Schedule of Financial Instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative Warrants Member] | Level 1 [Member]
Financial liabilities:
Classification	FVTPL
Financial liabilities	R$ 9,475	R$ 7,663
Exposure Premium - Debentures Member] | Level 3 [Member]
Financial liabilities:
Classification	FVTPL
Financial liabilities	R$ 2,940	2,940
Deferred Consideration on Acquisitions Member]
Financial liabilities:
Classification	Amortized cost
Financial liabilities	R$ 277,348	277,183
Loans and Financing Member]
Financial liabilities:
Classification	Amortized cost
Financial liabilities	R$ 758	2,887
Debentures [Member]
Financial liabilities:
Classification	Amortized cost
Financial liabilities	R$ 7,992	40,740
Related Parties [Member]
Financial liabilities:
Classification	Amortized cost
Financial liabilities		R$ 1,078